Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) € in Millions	6 Months Ended
Mar. 31, 2024 EUR (€)
Statement of cash flows [abstract]
IPO proceeds underwriting commission fees	€ 19.8